Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 38,565,329	$ 16,839,959
Receivables	81,208	21,467
Deposits and prepayments	243,330	232,743
Current Assets	38,889,867	17,094,169
Non-current Assets
Equity investments		54,020
Property, plant and equipment	936,947	1,132,797
Mineral property interests	120,675,217	116,934,365
TOTAL ASSETS	160,502,031	135,215,351
Current Liabilities
Accounts payable and accrued liabilities	936,142	835,763
Due to a related party	189,655	91,687
Current Liabilities	1,125,797	927,450
Total Liabilities	1,125,797	927,450
Equity
Share capital	215,380,495	183,315,257
Share-based payment reserve	19,454,623	20,676,968
Accumulated other comprehensive income	7,133,553	8,697,745
Deficit	(82,592,437)	(78,402,069)
Total equity attributable to the equity holders of the Company	159,376,234	134,287,901
Total Equity	159,376,234	134,287,901
TOTAL LIABILITIES AND EQUITY	$ 160,502,031	$ 135,215,351